Summary of Significant Accounting Policies (Details Textual) $ in Thousands	12 Months Ended
Dec. 31, 2018 USD ($)
Summary of Significant Accounting Policies (Textual)
Estimated useful lives of the capitalized development costs	10 years
Increase in right-of-use assets	$ 1,891
Increase in lease liability	$ 2,192
Minimum [Member]
Summary of Significant Accounting Policies (Textual)
Lease liability discount rate	11.20%
Maximum [Member]
Summary of Significant Accounting Policies (Textual)
Lease liability discount rate	39.16%